Liability For Mortgage Repurchases And Indemnifications	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Liability For Mortgage Repurchases And Indemnifications

13. Reserve for Mortgage Repurchases and Indemnifications

The following is a summary of changes in the reserve for mortgage repurchases and indemnifications for the six months ended June 30, 2013:

Balance at December 31, 2012	$1,917
Provision for reserve for mortgage repurchases and indemnifications	965
Write-offs	(38)

Balance at June 30, 2013	$2,844

Because of the uncertainty in the various estimates underlying the mortgage repurchase and indemnifications liability, there is a range of losses in excess of the recorded reserve for mortgage repurchase and indemnifications that is reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss, and is based on current available information, significant judgment and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of the Company’s recorded reserve was approximately $1,900 at June 30, 2013, and was determined based upon modifying the assumptions (particularly to assume significant changes in investor repurchase demand practices) utilized in the Company’s best estimate of probable loss to reflect what it believes to be the high end of reasonably possible adverse assumptions.

11. Reserve for Mortgage Repurchases and Indemnifications

The following is a summary of changes in the reserve for mortgage repurchases and indemnifications for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Balance at beginning of period	$2,844	$301	$1,917	$—
Provision for mortgage repurchases and indemnifications	414	525	1,379	826
Losses on repurchases and indemnifications	(56)	—	(94)	—

Balance at end of period	$3,202	$826	$3,202	$826

Because of the uncertainty in the various estimates underlying the mortgage repurchase and indemnifications liability, there is a range of losses in excess of the recorded reserve for mortgage repurchase and indemnifications that is reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss and is based on current available information, significant judgment and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of the Company’s recorded reserve was approximately $2,362 at September 30, 2013, and was determined based upon modifying the assumptions (particularly to assume significant changes in investor repurchase demand practices) utilized in the Company’s best estimate of probable loss to reflect what it believes to be the high end of reasonably possible adverse assumptions.

K. LIABILITY FOR MORTGAGE REPURCHASES AND INDEMNIFICATIONS

The following is a summary of changes in the liability for mortgage repurchases and indemnifications for the years ended December 31:

	2012	2011
Balance, beginning of the year	$—	$—
Provision for losses on mortgage repurchases and indemnifications	1,916,805	—
Loan indemnification and charge offs	—	—

Balance, end of the year	$1,916,805	$—

Because of the uncertainty in the various estimates underlying the mortgage repurchase and indemnifications liability, there is a range of losses in excess of the recorded mortgage repurchase and indemnifications liability that is reasonably possible. The estimate of the range of possible loss for representations and warranties does not represent a probable loss, and is based on current available information, significant judgment, and a number of assumptions that are subject to change. The high end of this range of reasonably possible losses in excess of the Company’s recorded liability was $690,000 at December 31, 2012 and was determined based upon modifying the assumptions utilized in the Company’s best estimate of probable loss to reflect what the Company believes to be the high end of the reasonably possible adverse assumptions.